Capital Stock (Details Narrative) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Preferred stock, shares authorized	3,333,333	3,333,333	3,333,333
Preferred stock, par value	$ 0.01515	$ 0.01515	$ 0.01515
Preferred stock shares issued	333,333	333,333	333,333
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.015	$ 0.015	$ 0.015